Nuveen Core Impact Bond Managed Accounts Portfolio
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.9%
	CORPORATE BONDS – 60.9%
	Banks – 6.3%
$200	ABN AMRO Bank NV, 144A	2.470%	12/13/29	A	$193,806
200	Bank Hapoalim BM, 144A, Reg S	3.255%	1/21/32	BBB	194,500
250	BPCE SA, 144A	2.045%	10/19/27	A	242,465
650	Total Banks				630,771
	Beverages – 2.4%
250	PepsiCo Inc	2.875%	10/15/49	A+	241,842
	Capital Markets – 2.0%
200	Charles Schwab Corp	4.000%	N/A (3)	BBB	197,586
	Chemicals – 2.6%
250	LG Chem Ltd, 144A	3.625%	4/15/29	BBB+	266,553
	Commercial Services & Supplies – 2.3%
250	Rockefeller Foundation	2.492%	10/01/50	AAA	228,209
	Diversified Consumer Services – 1.0%
100	Bush Foundation	2.754%	10/01/50	Aaa	96,899
	Diversified Financial Services – 2.4%
250	WLB Asset II B Pte Ltd, 144A	3.950%	12/10/24	N/R	238,397
	Electric Utilities – 11.9%
250	MidAmerican Energy Co	3.150%	4/15/50	Aa2	247,660
250	Niagara Mohawk Power Corp, 144A	1.960%	6/27/30	BBB+	234,770
120	PacifiCorp	2.900%	6/15/52	A+	111,603
200	Southwestern Electric Power Co	3.250%	11/01/51	BBB+	187,208
250	Southwestern Public Service Co	3.750%	6/15/49	A	270,071
150	Southwestern Public Service Co	3.150%	5/01/50	A	147,511
1,220	Total Electric Utilities				1,198,823
	Equity Real Estate Investment Trust – 7.1%
375	Host Hotels & Resorts LP	2.900%	12/15/31	BBB-	352,368
225	Regency Centers LP	3.750%	6/15/24	BBB+	233,691
125	Starwood Property Trust Inc, 144A	5.500%	11/01/23	BB+	128,906
725	Total Equity Real Estate Investment Trust				714,965

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure – 2.3%
$200	Starbucks Corp	4.450%	8/15/49	BBB+	$229,105
	Independent Power & Renewable Electricity Producers – 9.1%
350	AES Corp	2.450%	1/15/31	BBB-	329,820
200	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	191,000
200	Sweihan PV Power Co PJSC, 144A	3.625%	1/31/49	BBB+	192,871
192	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	201,283
942	Total Independent Power & Renewable Electricity Producers				914,974
	Oil, Gas & Consumable Fuels – 1.0%
100	TotalEnergies Capital International SA	3.127%	5/29/50	A1	97,022
	Paper & Forest Products – 2.1%
200	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	212,752
	Semiconductors & Semiconductor Equipment – 4.6%
250	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.400%	5/01/30	BBB	256,665
225	SK Hynix Inc, 144A	2.375%	1/19/31	Baa2	209,291
475	Total Semiconductors & Semiconductor Equipment				465,956
	Software – 1.4%
150	Autodesk Inc	2.400%	12/15/31	BBB	143,164
	Technology Hardware, Storage & Peripherals – 2.4%
250	HP Inc	2.650%	6/17/31	Baa2	238,677
$6,212	Total Corporate Bonds (cost $6,481,804)				6,115,695

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 27.3%
$2	Banc of America Mortgage 2004-K Trust	2.620%	12/25/34	BBB	$2,260
250	BFLD Trust 2020-EYP, 144A, (1-Month LIBOR reference rate + 2.100% spread), (4)	2.206%	10/15/35	A-	249,850
250	CPT Mortgage Trust, 144A	2.997%	11/13/39	N/R	230,138
100	DBUBS 2017-BRBK Mortgage Trust, 144A	3.452%	10/10/34	AAA	102,946
3	Fannie Mae Pool BT0267	3.000%	9/01/51	N/R	3,050
5	Fannie Mae Pool CA6414	3.000%	7/01/50	N/R	5,640
1	Fannie Mae Pool MA4465	2.000%	11/01/51	N/R	965
90	Fannie Mae Pool MA4549	3.000%	2/01/52	N/R	92,052
55	Fannie Mae Pool MA4563, (WI/DD, Settling 2/14/22)	2.500%	2/01/52	N/R	54,956
45	Fannie Mae Pool MA4567, (WI/DD, Settling 2/17/22)	2.000%	2/01/37	N/R	45,256
8	Freddie Mac Gold Pool G08760	3.000%	4/01/47	N/R	8,777

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$144	Freddie Mac Multifamily Structured Pass Through Certificates	1.555%	1/25/36	N/R	$138,615
5	Freddie Mac Pool QD1349	3.500%	11/01/51	N/R	5,253
6	Ginnie Mae II Pool BX3679	3.000%	8/20/50	N/R	6,107
9	Ginnie Mae II Pool BX3680	3.000%	8/20/50	N/R	8,992
3	Ginnie Mae II Pool BX3681	3.000%	8/20/50	N/R	3,559
25	Ginnie Mae II Pool BY0325	2.500%	10/20/50	N/R	24,926
1	Ginnie Mae II Pool BY0330	3.000%	10/20/50	N/R	1,013
1	Ginnie Mae II Pool BY0331	3.000%	10/20/50	N/R	1,612
3	Ginnie Mae II Pool BY0338	3.500%	8/20/50	N/R	3,771
3	Ginnie Mae II Pool BY0339	3.500%	8/20/50	N/R	2,792
3	Ginnie Mae II Pool BY0340	3.500%	8/20/50	N/R	3,261
71	Ginnie Mae II Pool MA7589	2.500%	9/20/51	N/R	71,083
92	GoodLeap Sustainable Home Solutions Trust 2021-3, 144A	2.100%	5/20/48	N/R	88,406
135	GoodLeap Sustainable Home Solutions Trust 2021-4, 144A	2.360%	7/20/48	BBB	130,256
235	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.228%	7/10/39	AAA	244,817
171	Loanpal Solar Loan 2021-2 Ltd, 144A	2.220%	3/20/48	N/R	166,350
177	Mosaic Solar Loan Trust 2020-2, 144A	1.440%	8/20/46	N/R	169,196
193	Mosaic Solar Loan Trust 2021-3, 144A	1.920%	6/20/52	N/R	185,398
250	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 1.500% spread), (4)	1.606%	7/15/36	N/R	250,000
234	Vivint Solar Financing VII LLC, 144A	2.210%	7/31/51	N/R	224,606
200	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	AA-	208,417
$2,770	Asset-Backed and Mortgage-Backed Securities (cost $2,809,193)				2,734,320

Principal Amount (000)	Description (1)	Optional Call Provisions (5)	Ratings (2)	Value
	MUNICIPAL BONDS – 6.0%
	California – 1.8%
$185	San Francisco City and County Public Utilities Commission, California, Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%, 11/01/41	11/30 at 100.00	Aa2	$179,888
	Massachusetts – 1.7%
170	Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28	No Opt. Call	N/R	166,909
	Michigan – 2.5%
250	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39	No Opt. Call	AA-	254,788
$605	Total Municipal Bonds (cost $628,009)			601,585

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.8%
	Indonesia – 1.9%
$200	Perusahaan Penerbit SBSN Indonesia III, 144A	3.550%	6/09/51	BBB	$188,772
	Peru – 1.9%
200	Peruvian Government International Bond	3.000%	1/15/34	BBB+	192,000
$400	Total Sovereign Debt (cost $397,156)				380,772

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.9%
	Electric Utilities – 1.9%
$196	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	$195,668
$196	Total Variable Rate Senior Loan Interests (cost $194,657)						195,668
	Total Long-Term Investments (cost $10,510,819)						10,028,040

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
$100	Federal Home Loan Bank Discount Notes	0.000%	2/02/22	Aaa	$100,000
$100	Total Short-Term Investments (cost $100,000)				100,000
	Total Investments (cost $10,610,819) – 100.9%				10,128,040
	Other Assets Less Liabilities – (0.9)%				(94,275)
	Net Assets – 100%				$10,033,765
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$6,115,695	$ —	$6,115,695
Asset-Backed and Mortgage-Backed Securities	—	2,734,320	—	2,734,320
Municipal Bonds	—	601,585	—	601,585
Sovereign Debt	—	380,772	—	380,772
Variable Rate Senior Loan Interests	—	195,668	—	195,668
Short-Term Investments:
U.S. Government and Agency Obligations	—	100,000	—	100,000
Total	$ —	$10,128,040	$ —	$10,128,040

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
WI/DD	Purchased on a when-issued or delayed delivery basis.